Equity Offerings - Schedule of Equity Offerings (Detail) - USD ($) $ in Thousands		6 Months Ended
	Jun. 02, 2015	Jun. 30, 2015	Jun. 30, 2014
Equity [Abstract]
Gross proceeds received		$ 121,224	$ 133,447
Less: Underwriters' discount		4,300	4,381
Less: Offering expenses		321	315
Net proceeds received	$ 116,600	$ 116,603	$ 128,751